Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet Data
Condensed Balance Sheet Data

	December 31,
	2019	2018
Assets:
Cash	$25,685,744	$3,619,418
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	106,947,285	90,359,718
Accounts Receivable and Other Assets	386,889	14,492
Total Assets	$133,174,918	$94,148,628
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$219,213	$49,995
Long-term Debt	41,199,000	13,581,500
Shareholders’ Equity	91,756,705	80,517,133
Total Liabilities and Shareholders’ Equity	$133,174,918	$94,148,628

Condensed Statements of Income Data
Condensed Statements of Income Data

	Years Ended December 31,
	2019	2018	2017
Income:
Equity in Earnings of Security Federal Bank	$2,092,130	$1,523,443	$136,682
Dividend Income from Security Federal Bank	6,400,000	6,400,000	6,400,000
Gain on Sale of Investments	—	—	118,725
Miscellaneous Income	62,390	21,235	15,807
Total Income	8,554,520	7,944,678	6,671,214
Expenses:
Interest Expense	906,152	916,832	1,057,065
Other Expenses	39,331	11,099	14,349
Total Expenses	945,483	927,931	1,071,414
Income Before Income Taxes	7,609,037	7,016,747	5,599,800
Income Tax Benefit	(185,450)	(190,474)	(318,540)
Net Income	$7,794,487	$7,207,221	$5,918,340

Condensed Statements of Cash Flow Data
Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2019	2018	2017
Operating Activities:
Net Income	$7,794,487	$7,207,221	$5,918,340
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(2,092,130)	(1,523,443)	(136,682)
Deferred Compensation Expense	—	—	25,358
(Increase) Decrease in Accounts Receivable and Other Assets	(372,398)	13,666	3,117
Increase (Decrease) in Accounts Payable	169,218	1,635	(33,612)
Net Cash Provided By Operating Activities	5,499,177	5,699,079	5,776,521
Investing Activities:
Capital Pushdown to Security Federal Bank	(10,000,000)	—	—
Proceeds from Sale of Investments	—	—	95,438
Net Cash (Used) Provided By Investing Activities	(10,000,000)	—	95,438
Financing Activities:
Redemption of Convertible Debentures	—	—	(20,000)
Proceeds from Stock Options Exercised	—	10,310	176,175
Employee Stock Plan Purchases	52,868	12,196	—
Proceeds from Subordinated Debentures	30,000,000	—	—
Repayment of Note Payable	(2,362,500)	(6,137,500)	(4,500,000)
Dividends Paid to Shareholders-Common Stock	(1,123,219)	(1,063,626)	(1,060,729)
Net Cash Provided (Used) By Financing Activities	26,567,149	(7,178,620)	(5,404,554)
Net Increase (Decrease) in Cash	22,066,326	(1,479,541)	467,405
Cash at Beginning of Period	3,619,418	5,098,959	4,631,554
Cash at End of Period	$25,685,744	$3,619,418	$5,098,959